Note 14 - Goodwill (Details) - Changes in Goodwill (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Jul. 31, 2013
Goodwill [Line Items]
Goodwill	$ 3,049,281	$ 12,949,587
Accumulated impairment loss		(13,463,224)
Exchange difference	155,781	513,637
Balance	16,974,437	3,049,281
Acquisition		3,033,068
Precious Metal Trading [Member] | CFO Tahoe [Member]
Goodwill [Line Items]
Acquisition	7,056,338
Precious Metal Trading [Member]
Goodwill [Line Items]
Exchange difference	59,141
Balance	7,115,479
Investment Advisory Services [Member] | Exchange Difference [Member]
Goodwill [Line Items]
Exchange difference		16,213
Investment Advisory Services [Member] | Champion Connection [Member]
Goodwill [Line Items]
Acquisition	4,867,660
Investment Advisory Services [Member] | CFO Netinfo [Member]
Goodwill [Line Items]
Acquisition	168,887
Investment Advisory Services [Member]
Goodwill [Line Items]
Goodwill	3,049,281
Exchange difference	96,640
Balance	8,182,468	3,049,281
Acquisition		3,033,068
Institutional Subscription Service [Member] | Champion Connection [Member]
Goodwill [Line Items]
Acquisition	1,676,490
Institutional Subscription Service [Member]
Goodwill [Line Items]
Balance	1,676,490
Hong Kong [Member]
Goodwill [Line Items]
Goodwill		1,269,520
Accumulated impairment loss		(1,267,826)
Exchange difference		(1,694)
Southern China [Member]
Goodwill [Line Items]
Goodwill		2,400,576
Accumulated impairment loss		(2,507,499)
Exchange difference		106,923
Eastern China [Member]
Goodwill [Line Items]
Goodwill		8,892,249
Accumulated impairment loss		(9,284,338)
Exchange difference		392,089
Northern China [Member]
Goodwill [Line Items]
Goodwill		387,242
Accumulated impairment loss		(403,561)
Exchange difference		16,319
Exchange Difference [Member]
Goodwill [Line Items]
Exchange difference		16,213
CFO Tahoe [Member]
Goodwill [Line Items]
Goodwill			7,056,338
Balance			7,056,338
Acquisition	7,056,338
Champion Connection [Member]
Goodwill [Line Items]
Goodwill				6,544,150
Balance				6,544,150
Acquisition	6,544,150
CFO Netinfo [Member]
Goodwill [Line Items]
Goodwill				168,887
Balance				168,887
Acquisition	$ 168,887